Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Issued capital [member]	Capital reserve [member]	Accumulated other comprehensive income [member]	Reserve with respect to transactions with non-controlling parties [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2022	$ 43,452	$ 30,863	$ (1,634)		$ (67,395)	$ (2,397)	$ 2,889
Balance, shares at Dec. 31, 2022	12,378,129
IfrsStatementLineItems [Line Items]
Net loss for the year					(16,061)	(1,996)	(18,057)	[1]
Adjustments arising from translating financial statements of foreign operations			303				303
Total comprehensive income (loss) for the year			304		(16,061)	(1,996)	(17,753)	[1]
Transactions with non-controlling parties				927		(405)	522
Exercise of RSU’s (note 18(E))
Exercise of RSUs, shares	185,800
Exercise of warrants (note 18(D))	$ 102						102
Exercise of warrants, shares	36,800
Share based compensation	$ 4,802						4,802
Share based compensation, shares
Remeasurement loss from defined benefit plans			1				1	[1]
Issuances of shares (note 18)	$ 7,129						7,129
Issuances of shares, shares	2,759,047
Balance at Dec. 31, 2023	$ 55,485	30,863	(1,330)	927	(83,456)	(4,798)	(2,309)
Balance, shares at Dec. 31, 2023	15,359,799
IfrsStatementLineItems [Line Items]
Net loss for the year					(16,996)	(2,267)	(19,263)	[1]
Adjustments arising from translating financial statements of foreign operations			775				775
Total comprehensive income (loss) for the year			781		(16,996)	(2,267)	(18,482)	[1]
Exercise of RSU’s (note 18(E))
Exercise of RSUs, shares	764,001
Exercise of warrants (note 18(D))	$ 576						576
Exercise of warrants, shares	1,330,300
Share based compensation	$ 1,913						1,913
Share based compensation, shares
Remeasurement loss from defined benefit plans			6				6	[1]
Issuances of shares (note 18)	$ 24,696						24,696
Issuances of shares, shares	12,136,197
Balance at Dec. 31, 2024	$ 83,120	30,863	(549)	927	(100,452)	(7,065)	6,844
Balance, shares at Dec. 31, 2024	29,590,297
IfrsStatementLineItems [Line Items]
Net loss for the year					(37,735)	(749)	(38,484)
Adjustments arising from translating financial statements of foreign operations			(1,323)				(1,323)
Total comprehensive income (loss) for the year			(1,323)		(37,735)	(749)	(39,807)
Issuance of shares in January 2025 private placement (note 18)	$ 25,946	1,368					27,314
Issuance of shares in January 2025 private placement, shares	4,748,150
Issuance of shares in September 2025 private placement (note 18)	$ 39,781	1,960					41,741
Issuance of shares in September 2025 private placement, shares	5,625,000
Transactions with non-controlling parties	$ (8,117)					6,267	(1,850)
Exercise of RSU’s (note 18(E))
Exercise of RSUs, shares	219,667
Exercise of warrants (note 18(D))	$ 45,318	(24,044)					21,274
Exercise of warrants, shares	3,474,596
Exercise of options (note 18(Q))	$ 548						548
Exercise of options, shares	225,332
Shares issued for services(note 18(s))	$ 35						35
Shares issued for services, shares	5,000
Share based compensation	$ 20,322						20,322
Share based compensation, shares
Remeasurement loss from defined benefit plans
Balance at Dec. 31, 2025	$ 206,953	$ 10,147	$ (1,872)	$ 927	$ (138,187)	$ (1,547)	$ 76,421
Balance, shares at Dec. 31, 2025	43,888,042

[1]	Reclassified due to discontinued operations (note 32).